Annual Operating Expenses {- Fidelity Flex® Mid Cap Growth Fund} - 11.30 Fidelity Flex Mid Cap Growth Fund PRO-06 - Fidelity Flex® Mid Cap Growth Fund - Fidelity Flex Mid Cap Growth Fund-Default	Jan. 29, 2021
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none	[1]

[1]

(a)The fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. Advisory account clients, retirement plans, plan sponsors and/or plan participants typically pay an advisory fee that generally covers investment advisory and administrative services.